ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS REFLECTED THE ACTIVITIES

As of February 28, 2026, the Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
TCX Holdings Limited	● A British Virgin Islands company ● Incorporated on May 31, 2024	100%	Investment holding
Fast Track Events Pte. Ltd.	● A Singapore company ● Incorporated on March 8, 2012	100%	Regional entertainment-focused event management and marketing company